united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item	1. Reports to Stockholders.

Anchor Risk Managed Credit Strategies Fund Advisor Class (ATCAX) Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund Advisor Class (ATEAX) Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund Advisor Class (ATAGX) Institutional Class (ATGSX)

Anchor Risk Managed Municipal Strategies Fund
Advisor Class (ATAMX)
Institutional Class (ATMSX)

Semi-Annual Report
February 28, 2022

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Risk Managed Credit Strategies Fund
Portfolio Review (Unaudited)
February 28, 2022

The Fund’s performance figures for the periods ended February 28, 2022, compared to its benchmark:

				Since	Since
	Six		Five	Inception	Inception
	Months	One Year	Years	9/29/2015*	9/11/2020**
Anchor Risk Managed Credit Strategies Fund - Institutional Class	(5.85)%	(2.61)%	1.46%	1.87%	N/A
Anchor Risk Managed Credit Strategies Fund - Advisor Class	(5.75)%	(2.41)%	N/A	N/A	(0.12)%
HFRX Absolute Return Index***	(0.87)%	0.79%	2.15%	1.90%	2.57%

*	The Institutional Class commenced operations on September 29, 2015.

**	The Advisor Class commenced operations on September 11, 2020.

***	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2022 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2021, the Fund’s Total Annual Operating Expense Ratio is 2.87% for Institutional Class and 2.75% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange-Traded Funds	42.6%
Money Market Fund	45.7%
Cash & Other Assets Less Liabilities	11.7%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Equity Strategies Fund
Portfolio Review (Unaudited)
February 28, 2022

The Fund’s performance figures for the periods ended February 28, 2022, compared to its benchmark:

	Six	One	Five	Since Inception	Since Inception
	Months	Year	Years	9/6/2016 *	4/30/2020 **
Anchor Risk Managed Equity Strategies Fund - Institutional Class	(5.71)%	8.21%	11.47%	11.87%	N/A
Anchor Risk Managed Equity Strategies Fund - Advisor Class	(5.63)%	8.50%	N/A	N/A	15.52%
S&P 500 Total Return Index***	(2.62)%	16.39%	15.17%	15.61%	26.80%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on April 30, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2022 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2021, the Fund’s Total Annual Operating Expense Ratio is 2.17% for Institutional Class and 1.96% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange-Traded Funds	55.0%
Money Market Fund	33.2%
Cash & Other Assets Less Liabilities	11.8%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Global Strategies Fund
Portfolio Review (Unaudited)
February 28, 2022

The Fund’s performance figures for the periods ended February 28, 2022, compared to its benchmark:

	Six	One	Since Inception	Since Inception
	Months	Year	1/15/2019 *	7/15/2020 **
Anchor Risk Managed Global Strategies Fund - Institutional Class	(11.73)%	(1.07)%	5.74%	N/A
Anchor Risk Managed Global Strategies Fund - Advisor Class	(11.54)%	(0.78)%	N/A	0.55%
MSCI All Country World Index ***	(5.27)%	7.81%	15.08%	17.46%

*	The Institutional Class commenced operations on January 15, 2019.

**	The Advisor Class commenced operations on July 15, 2020.

***	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2022 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2021, the Fund’s Total Annual Operating Expense Ratio is 2.54% for Institutional Class and 2.21% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Money Market Fund	83.0%
Cash & Other Assets Less Liabilities	17.0%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Municipal Strategies Fund
Portfolio Review (Unaudited)
February 28, 2022

The Fund’s performance figures for the periods ended February 28, 2022, compared to its benchmark:

	Six	One		Since Inception	Since Inception
	Months	Year	Five Year	9/6/2016 *	7/15/2020 **
Anchor Risk Managed Municipal Strategies Fund - Institutional Class	(11.29)%	(3.86)%	1.68%	0.84%	N/A
Anchor Risk Managed Municipal Strategies Fund - Advisor Class	(11.06)%	(3.75)%	N/A	N/A	(0.90)%
Bloomberg US Municipal Bond Index***	(3.09)%	(0.66)%	3.24%	2.45%	0.40%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on July 15, 2020.

***	The Bloomberg US Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in an index or benchmark. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2022 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2021, the Fund’s Total Annual Operating Expense Ratio is 4.16% for Institutional Class and 3.95% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Closed-End Funds	69.5%
Money Market Fund	19.2%
Cash & Other Assets Less Liabilities	11.3%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 42.6%
	FIXED INCOME - 42.6%
285,000	iShares iBoxx High Yield Corporate Bond ETF(a)	$23,845,950

	TOTAL EXCHANGE-TRADED FUND (Cost $23,833,125)	23,845,950

	SHORT-TERM INVESTMENTS — 45.7%
	MONEY MARKET FUND - 45.7%
25,534,080	First American Government Obligations Fund, Class X, 0.03% (Cost $25,534,080)(b)	25,534,080

	TOTAL INVESTMENTS - 88.3% (Cost $49,367,205)	$49,380,030
	CASH & OTHER ASSETS LESS LIABILITIES - 11.7%	6,566,955
	NET ASSETS - 100.0%	$55,946,985

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
20	NASDAQ 100 E-Mini	March 2022	$5,691,200	$(4,258)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	All or portion of security segregated as collateral for short sales

(b)	Rate disclosed is the seven-day effective yield as of February 28, 2022.

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (42.8)%
	FIXED INCOME - (42.8)%
(230,000)	SPDR Bloomberg High Yield Bond ETF	$(23,989,000)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $24,653,554)	$(23,989,000)

See accompanying notes to financial statements.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.0%
	EQUITY - 55.0%
391,775	Invesco QQQ Trust Series 1	$135,867,570
100,000	SPDR S&P 500 ETF Trust(a)	43,663,000
		179,530,570

	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,516,462)	179,530,570

	SHORT-TERM INVESTMENTS — 33.2%
	MONEY MARKET FUND - 33.2%
108,423,981	First American Government Obligations Fund, Class X, 0.03% (Cost $108,423,981)(b)	108,423,981

	TOTAL INVESTMENTS - 88.2% (Cost $212,940,443)	$287,954,551
	CASH & OTHER ASSETS LESS LIABILITIES - 11.8%	38,560,582
	NET ASSETS - 100.0%	$326,515,133

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
100	S&P 500 E-Mini	March 2022	$21,840,000	$(14,478)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount	(Depreciation)
775	NASDAQ 100 E-Mini	March 2022	$220,534,000	$(4,514,031)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	All or portion of security segregated as collateral.

(b)	Rate disclosed is the seven-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 83.0%
	MONEY MARKET FUND - 83.0%
31,761,776	First American Government Obligations Fund, Class X, 0.03% (Cost $31,761,776)(a)	$31,761,776

	TOTAL INVESTMENTS - 83.0% (Cost $31,761,776)	$31,761,776
	CASH & OTHER ASSETS LESS LIABILITIES - 17.0%	6,513,114
	NET ASSETS - 100.0%	$38,274,890

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
35	S&P 500 E-Mini	March 2022	$7,644,000	$(494,875)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount	Appreciation
85	MSCI EAFE Mini	March 2022	$9,179,150	$103,102
25	NASDAQ 100 E-Mini	March 2022	7,114,000	43,196
	TOTAL FUTURES CONTRACTS			$146,298

(a)	Rate disclosed is the seven-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED MUNICIPAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	CLOSED-END FUNDS — 69.5%
	FIXED INCOME - 69.5%
52,113	BlackRock California Municipal Income Trust	$677,990
74,244	BlackRock MuniHoldings California Quality Fund, Inc.	1,012,688
49,547	BlackRock MuniYield California Fund, Inc.	674,830
78,480	BlackRock MuniYield California Quality Fund, Inc.	1,077,531
51,484	Invesco California Value Municipal Income Trust	602,878
40,000	Nuveen AMT-Free Municipal Credit Income Fund	626,800
93,560	Nuveen AMT-Free Quality Municipal Income Fund	1,323,874
57,327	Nuveen California AMT-Free Quality Municipal	811,177
86,501	Nuveen California Quality Municipal Income Fund(a)	1,185,929
70,712	Nuveen Municipal Credit Income Fund	1,091,086
49,174	Nuveen Municipal High Income Opportunity Fund(a)	676,634
64,544	Nuveen Municipal Value Fund, Inc.	637,695
80,000	Nuveen Quality Municipal Income Fund	1,156,000
		11,555,112

	TOTAL CLOSED-END FUNDS (Cost $11,975,075)	11,555,112

	SHORT-TERM INVESTMENTS — 19.2%
	MONEY MARKET FUND - 19.2%
3,201,528	First American Government Obligations Fund, Class X, 0.03% (Cost $3,201,528)(b)	3,201,528

	TOTAL INVESTMENTS - 88.7% (Cost $15,176,603)	$14,756,640
	CASH & OTHER ASSETS LESS LIABILITIES - 11.3%	1,879,922
	NET ASSETS - 100.0%	$16,636,562

(a)	All or a portion of security segregated as collateral.

(b)	Rate disclosed is the seven-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2022

	Anchor Risk Managed	Anchor Risk	Anchor Risk	Anchor Risk Managed
	Credit Strategies	Managed Equity	Managed Global	Municipal Strategies
	Fund	Strategies Fund	Strategies Fund	Fund
ASSETS
Investment securities:
At cost	$49,367,205	$212,940,443	$31,761,776	$15,176,603
At value	$49,380,030	$287,954,551	$31,761,776	$14,756,640
Deposits with brokers:
Interactive Brokers LLC	2,965,628	43,505,832	2,952,746	300,000
Jefferies LLC	24,327,658	—	—	47,311
Securities collateral pledge - Jefferies LLC	27,395,297	—	4,040,190	—
Receivable for investments sold	—	—	—	1,672,642
Receivable for Fund shares sold	29,108	249,039	5,423	46,577
Unrealized appreciation for future contracts	—	—	146,298	—
Dividends and interest receivable	270	2,147	613	43,629
Prepaid expenses	34,063	22,057	29,364	22,241
TOTAL ASSETS	104,132,054	331,733,626	38,936,410	16,889,040

LIABILITIES
Securities sold short (Proceeds received of $ 24,653,554 , $ - , $ - , and $ -, respectively)	23,989,000	—	—	—
Payable for investments purchased	23,832,918	—	—	—
Payable for Fund shares redeemed	217,600	118,233	79,050	195,762
Investment advisory fees payable	69,784	410,140	40,457	6,751
Payable to related parties	14,451	57,897	11,652	13,718
Distribution (12b-1) fees payable	8,128	32,011	5,325	2,598
Unrealized depreciation for future contracts	4,258	4,528,509	494,875	—
Accrued expenses and other liabilities	48,930	71,703	30,161	33,649
TOTAL LIABILITIES	48,185,069	5,218,493	661,520	252,478
NET ASSETS	$55,946,985	$326,515,133	$38,274,890	$16,636,562

Net Assets Consist Of:
Paid in capital	59,035,989	264,533,616	43,080,783	19,490,040
Accumulated earnings (deficits)	(3,089,004)	61,981,517	(4,805,893)	(2,853,478)
NET ASSETS	$55,946,985	$326,515,133	$38,274,890	$16,636,562
Institutional Class
Net Assets	$42,930,317	$160,201,649	$27,321,415	$14,330,701
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,326,687	11,155,790	2,800,930	1,473,696
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.92	$14.36	$9.75	$9.72

Advisor Class
Net Assets	$13,016,668	$166,313,484	$10,953,475	$2,305,861
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,309,312	11,530,480	1,118,667	237,323
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.94	$14.42	$9.79	$9.72

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2022

		Anchor Risk Managed	Anchor Risk	Anchor Risk Managed
	Anchor Risk Managed	Equity Strategies	Managed Global	Municipal Strategies
	Credit Strategies Fund	Fund	Strategies Fund	Fund
INVESTMENT INCOME
Dividends	$681,742	$661,136	$—	$332,273
Interest	1,553	13,911	4,048	247
TOTAL INVESTMENT INCOME	683,295	675,047	4,048	332,520

EXPENSES
Investment advisory fees	414,080	2,633,584	307,083	137,095
Margin interest expense	268,643	—	—	11,040
Dividend expense on securities sold short	154,736	—	—	—
Distribution (12b-1) fees - Institutional Class	48,475	215,477	35,005	19,292
Administrative services fees	24,032	131,120	19,531	14,108
Accounting services fees	17,331	34,227	16,205	15,231
Registration fees	13,885	34,575	13,934	14,876
Legal fees	7,458	7,367	6,948	5,965
Audit fees	7,439	7,439	7,439	7,439
Printing and postage expenses	6,956	20,887	3,478	3,733
Transfer agent fees	6,845	18,409	7,349	8,526
Trustees’ fees and expenses	5,944	7,452	5,939	5,940
Third party administrative services fees	4,053	82,816	4,328	3,179
Compliance officer fees	3,973	11,309	3,769	3,373
Custodian fees	3,727	15,529	3,982	3,777
Insurance expense	992	4,466	496	744
Miscellaneous expense	1,725	2,482	1,733	1,733
TOTAL EXPENSES	990,294	3,227,139	437,219	256,051
Less: Fees waived by the adviser	(412)	—	(18,343)	(54,510)
NET EXPENSES	989,882	3,227,139	418,876	201,541
NET INVESTMENT INCOME (LOSS)	(306,587)	(2,552,092)	(414,828)	130,979

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(1,726,229)	—	—	505,383
Futures contracts	(1,263,573)	4,818,277	(3,153,038)	—
Securities sold short	(304,130)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(202,725)	(14,480,341)	—	(2,669,907)
Futures contracts	(97,975)	(7,231,294)	(1,234,465)	—
Securities sold short	664,554	—	—	—
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,930,078)	(16,893,358)	(4,387,503)	(2,164,524)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,236,665)	$(19,445,450)	$(4,802,331)	$(2,033,545)

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
FROM OPERATIONS:	(Unaudited)		(Unaudited)
Net investment income (loss)	$(306,587)	$501,781	$(2,552,092)	$(4,456,906)
Net realized gain (loss) from investments	(3,293,932)	1,462,330	4,818,277	4,990,911
Net change in unrealized appreciation (depreciation) on investments	363,854	174,777	(21,711,635)	46,562,296
Net increase (decrease) in net assets resulting from operations	(3,236,665)	2,138,888	(19,445,450)	47,096,301

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(858,203)	(696,886)	—	—
Advisor Class :
Distributable earnings	(341,948)	(4,423)	—	—
Net decrease in net assets from distributions to shareholders	(1,200,151)	(701,309)	—	—

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	18,351,484	22,421,301	72,580,508	121,900,391
Reinvestment of dividends	848,591	680,185	—	—
Payments for shares redeemed	(12,884,863)	(28,037,080)	(79,080,371)	(190,055,053)
Advisor Class :
Proceeds from shares sold	8,156,392	7,857,905	60,045,908	153,695,100
Reinvestment of dividends	341,948	4,423	—	—
Payments for shares redeemed	(1,912,320)	(409,407)	(28,055,530)	(40,277,224)
Net increase in net assets from shares of beneficial interest	12,901,232	2,517,327	25,490,515	45,263,214

TOTAL INCREASE IN NET ASSETS	8,464,416	3,954,906	6,045,065	92,359,515

NET ASSETS
Beginning of Period	47,482,569	43,527,663	320,470,068	228,110,553
End of Period	$55,946,985	$47,482,569	$326,515,133	$320,470,068

SHARE ACTIVITY
Institutional Class:
Shares sold	1,774,139	2,126,490	4,867,242	9,203,978
Shares reinvested	82,790	64,720	—	—
Shares redeemed	(1,229,013)	(2,646,572)	(5,322,609)	(13,725,823)
Net increase (decrease) in shares of beneficial interest outstanding	627,916	(455,362)	(455,367)	(4,521,845)

Advisor Class:
Shares sold	764,204	736,308	4,012,222	10,995,832
Shares reinvested	33,328	421	—	—
Shares redeemed	(186,362)	(38,587)	(1,886,677)	(2,757,184)
Net increase in shares of beneficial interest outstanding	611,170	698,142	2,125,545	8,238,648

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed		Anchor Risk Managed
	Global Strategies Fund		Municipal Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
FROM OPERATIONS:	(Unaudited)		(Unaudited)
Net investment income (loss)	$(414,828)	$(629,041)	$130,979	$390,532
Net realized gain (loss) from investments	(3,153,038)	5,661,009	505,383	547,568
Distributions of capital gains from underlying investment companies	—	—	—	10,867
Net change in unrealized appreciation (depreciation) on investments	(1,234,465)	(1,076,158)	(2,669,907)	1,674,362
Net increase (decrease) in net assets resulting from operations	(4,802,331)	3,955,810	(2,033,545)	2,623,329

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(3,154,687)	(348,367)	(133,766)	(355,315)
Advisor Class :
Distributable earnings	(1,230,523)	—	(16,488)	(19,154)
Net decrease in net assets from distributions to shareholders	(4,385,210)	(348,367)	(150,254)	(374,469)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	8,415,491	18,984,230	4,647,184	8,798,770
Reinvestment of dividends	3,116,348	324,142	130,812	350,003
Payments for shares redeemed	(8,533,273)	(12,728,195)	(4,185,076)	(22,624,896)
Advisor Class :
Proceeds from shares sold	7,514,058	7,356,493	1,019,595	4,484,417
Reinvestment of dividends	1,230,523	—	16,489	19,154
Payments for shares redeemed	(1,996,141)	(947,048)	(293,315)	(2,889,722)
Net increase (decrease) in net assets from shares of beneficial interest	9,747,006	12,989,622	1,335,689	(11,862,274)

TOTAL INCREASE (DECREASE) IN NET ASSETS	559,465	16,597,065	(848,110)	(9,613,414)

NET ASSETS
Beginning of Period	37,715,425	21,118,360	17,484,672	27,098,086
End of Period	$38,274,890	$37,715,425	$16,636,562	$17,484,672

SHARE ACTIVITY
Institutional Class:
Shares sold	771,506	1,684,444	442,604	847,933
Shares reinvested	298,501	29,202	12,225	33,704
Shares redeemed	(758,486)	(1,100,201)	(402,420)	(2,153,310)
Net increase (decrease) in shares of beneficial interest outstanding	311,521	613,445	52,409	$(1,271,673)

Advisor Class:
Shares sold	647,692	624,426	101,883	426,818
Shares reinvested	117,528	—	1,542	1,781
Shares redeemed	(190,686)	(80,294)	(27,850)	(266,852)
Net increase in shares of beneficial interest outstanding	574,534	544,132	75,575	161,747

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Institutional Class *
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2022		August 31, 2021	August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017
	(Unaudited)
Net asset value, beginning of year/period	$10.80		$10.48	$9.70	$9.73	$10.06	$10.26
Activity from investment operations:
Net investment income (loss) (1)(8)(11)	(0.07)		0.12	0.10	0.00 (7)	(0.05)	0.23
Net realized and unrealized gain (loss) on investments	(0.55)		0.35	0.88	—	(0.11)	(0.01)
Total from investment operations	(0.62)		0.47	0.98	0.00	(0.16)	0.22
Less distributions:
From net investment income	—		(0.14)	(0.19)	(0.01)	(0.13)	(0.28)
From net realized gains	(0.26)		(0.01)	—	—	(0.04)	(0.14)
From return of capital	—		—	—	(0.01)	(0.02)	—
Total distributions	(0.26)		(0.15)	(0.20)	(0.03)	(0.17)	(0.42)
Paid-in capital from redemption fees (1)	—		—	—	—	0.00 (7)	0.00 (7)
Net asset value, end of year/period	$9.92		$10.80	$10.48	$9.70	$9.73	$10.06
Total return (2)	(5.85	)% (3)	4.57%	10.32%	(0.04)%	(1.65)%	2.22%
Net assets, end of year/period (000s)	$42,930		$39,937	$43,528	$23,086	$40,086	$90,784
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(10)	3.89	% (4)	2.56%	3.04%	4.02%	3.94%	2.63%
Ratio of net expenses to average net assets including interest and dividend expense(5)(9)	3.89	% (4)	2.50%	2.91%	3.85%	3.94%	2.63%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.26	)% (4)	1.11%	1.03%	(0.01)%	(0.49)%	2.23%
Portfolio turnover rate	623	% (3)	727%	1,114%	1,816%	1,409%	1,009%

*	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.25	%(4)	2.31%	2.38%	2.42%	2.22%	2.15%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.25	%(4)	2.25%	2.25%	2.25%	2.22%	2.15%

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Advisor Class
	For the		For the
	Six Months Ended		Period* Ended
	February 28, 2022		August 31, 2021
	(Unaudited)
Net asset value, beginning of period	$10.81		$10.37
Activity from investment operations:
Net investment income (loss)(1)(6)(11)	(0.05)		0.07
Net realized and unrealized gain (loss) on investments	(0.56)		0.54
Total from investment operations	(0.61)		0.61
Less distributions:
From net investment income	—		(0.16)
From net realized gains	(0.26)		(0.01)
Total distributions	(0.26)		(0.17)
Net asset value, end of period	$9.94		$10.81
Total return (2)	(5.75	)% (3)	5.92	% (3)
Net assets, end of period (000s)	$13,017		$7,545
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	3.61	% (4)	2.44	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(8)	3.61	% (4)	2.33	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.94	)% (4)	0.64	% (4)
Portfolio turnover rate	623	% (3)	727	% (10)

*	For the period September 11, 2020 (commencement of operations) through August 31, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.00	% (4)	2.11	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00	% (4)	2.00	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2021.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Institutional Class
	For the		For the	For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Ended
	February 28, 2022		August 31, 2021	August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017*
	(Unaudited)
Net asset value, beginning of year/period	$15.23		$13.19	$12.06	$12.13	$11.05	$10.00
Activity from investment operations:
Net investment loss (1)(6)(10)	(0.12)		(0.21)	(0.15)	(0.09)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.75)		2.25	2.63	0.84	1.89	1.26
Total from investment operations	(0.87)		2.04	2.48	0.75	1.75	1.13
Less distributions:
From net realized gains	—		—	(1.35)	(0.82)	(0.67)	(0.09)
Total distributions	—		—	(1.35)	(0.82)	(0.67)	(0.09)
Paid-in capital from redemption fees (1)	—		—	—	—	0.00 (7)	0.01
Net asset value, end of year/period	$14.36		$15.23	$13.19	$12.06	$12.13	$11.05
Total return (2)	(5.71	)% (3)	15.47%	22.29%	7.08%	16.33%	11.48	% (3)
Net assets, end of year/period (000s)	$160,202		$176,806	$212,726	$124,361	$160,260	$60,366
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)	2.08	% (4)	2.07%	2.20%	2.19%	2.19%	2.40	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(9)	2.08	% (4)	2.07%	2.20%	2.19%	2.19%	2.40	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.67	)% (4)	(1.58)%	(1.27)%	(0.80)%	(1.25)%	(1.24	)% (4)
Portfolio turnover rate	0	% (3)	0%	204%	1,068%	1,091%	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.08	% (4)	2.07%	2.11%	2.10%	2.10%	2.20	% (4)

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.08	% (4)	2.07%	2.11%	2.10%	2.10%	2.20	% (4)

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Advisor Class
	For the		For the	For the Period
	Six Months Ended		Year Ended	Ended
	February 28, 2022		August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$15.28		$13.19	$11.07
Activity from investment operations:
Net investment loss (1)(6)(10)	(0.10)		(0.21)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.76)		2.30	2.18
Total from investment operations	(0.86)		2.09	2.12
Net asset value, end of year/period	$14.42		$15.28	$13.19
Total return (2)	(5.63	)% (3)	15.85%	19.15	% (3)
Net assets, end of year/period (000s)	$166,313		$143,664	$15,385
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	1.83	% (4)	1.86%	1.90	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	1.83	% (4)	1.86%	1.90	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.42	)% (4)	(1.49)%	(1.34	)% (4)
Portfolio turnover rate	0	% (3)	0%	204	% (9)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	1.83	% (4)	1.86%	1.90	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	1.83	% (4)	1.86%	1.90	% (4)

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Institutional Class
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	February 28, 2022		August 31, 2021	August 31, 2020	August 31, 2019*
	(Unaudited)
Net asset value, beginning of year/period	$12.43		$11.26	$11.07	$10.00
Activity from investment operations:
Net investment loss (1)(6)(10)	(0.12)		(0.24)	(0.02)	(0.16)
Net realized and unrealized gain on investments	(1.25)		1.55	0.98	1.23
Total from investment operations	(1.37)		1.31	0.96	1.07
Less distributions:
From net investment income	—		(0.02)	—	—
From net realized gains	(1.31)		(0.12)	(0.77)	—
Total distributions	(1.31)		(0.14)	(0.77)	—
Net asset value, end of year/period	$9.75		$12.43	$11.26	$11.07
Total return (2)	(11.73	)% (3)	11.76%	8.99%	10.70	% (3)
Net assets, end of year/period (000s)	$27,321		$30,938	$21,118	$9,961
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.35	% (4)	2.48%	2.92%	4.96	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.25	% (4)	2.27%	2.25%	3.60	% (4)
Ratio of net investment loss to average net assets (5)(6)	(2.23	)% (4)	(2.06)%	(0.22)%	(2.45	)% (4)
Portfolio turnover rate	0	% (3)	118%	869%	746	% (3)

*	For the period January 15, 2019 (commencement of operations) through August 31, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.35	% (4)	2.46%	2.92%	3.61	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.25	% (4)	2.25%	2.25%	2.25	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Advisor Class
	For the		For the	For the Period
	Six Months Ended		Year Ended	Ended
	February 28, 2022		August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$12.45		$11.26	$11.05
Activity from investment operations:
Net investment loss (1)(6)(13)	(0.11)		(0.23)	(0.00)	(9)
Net realized and unrealized gain on investments	(1.24)		1.56	0.21
Total from investment operations	(1.35)		1.33	0.21
Less distributions:
From net investment income	—		(0.02)	—
From net realized gains	(1.31)		(0.12)	—
Total distributions	(1.31)		(0.14)	—
Net asset value, end of year/period	$9.79		$12.45	$11.26
Total return (2)	(11.54	)% (3)	11.94%	1.90	% (3)
Net assets, end of year/period (000s)	$10,953		$6,777	$11	(7)
Ratio of gross expenses to average net assets including interest and dividend expense(5)(8)(11)	2.10	% (4)	2.15%	2.67	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(12)	2.00	% (4)	2.00%	2.00	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.98	)% (4)	(1.95)%	(0.00	)% (4)
Portfolio turnover rate	0	% (3)	118%	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(11)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.10	% (4)	2.15%	2.67	% (4)

(12)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00	% (4)	2.00%	2.00	% (4)

(13)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Institutional Class
	For the		For the	For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Ended
	February 28, 2022		August 31, 2021	August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017*
	(Unaudited)
Net asset value, beginning of year/period	$11.05		$10.06	$10.67	$9.68	$9.85	$10.00
Activity from investment operations:
Net investment income (1)(6)(11)	0.08		0.17	0.15	0.15	0.16	0.00	(7)
Net realized and unrealized gain (loss) on investments	(1.32)		0.98	(0.61)	1.00	(0.14)	(0.16)
Total from investment operations	(1.24)		1.15	(0.46)	1.15	0.02	(0.16)
Less distributions:
From net investment income	(0.09)		(0.16)	(0.15)	(0.16)	(0.19)	(0.00	) (7)
Total distributions	(0.09)		(0.16)	(0.15)	(0.16)	(0.19)	(0.00)
Paid-in capital from redemption fees (1)	—		—	—	—	0.00 (7)	0.01
Net asset value, end of year/period	$9.72		$11.05	$10.06	$10.67	$9.68	$9.85
Total return (2)	(11.29	)% (3)	11.52%	(4.35)%	12.02%	0.25%	(1.47	)% (3)
Net assets, end of year/period (000s)	$14,331		$15,699	$27,098	$18,425	$21,689	$71,063
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(10)	3.01	% (4)	2.62%	2.48%	2.67%	2.26%	2.10	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(9)	2.38	% (4)	2.27%	2.25%	2.35%	2.25%	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	1.50	% (4)	1.62%	1.47%	1.51%	1.64%	0.02	% (4)
Portfolio turnover rate	23	% (3)	13%	153%	183%	298%	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.88	% (4)	2.60%	2.48%	2.57%	2.26%	2.10	% (4)

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.25	% (4)	2.25%	2.25%	2.25%	2.25%	2.10	% (4)

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

			Advisor Class
	For the		For the	For the Period
	Six Months Ended		Year Ended	Ended
	February 28, 2022		August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$11.04		$10.06	$10.06
Activity from investment operations:
Net investment income (1)(6)(13)	0.09		0.21	0.00	(9)
Net realized and unrealized gain (loss) on investments	(1.30)		0.87	—
Total from investment operations	(1.21)		1.08	—
Less distributions:
From net investment income	(0.11)		(0.10)	—
Total distributions	(0.11)		(0.10)	—
Net asset value, end of year/period	$9.72		$11.04	$10.06
Total return (2)	(11.06	)% (3)	10.80%	0.00	% (3)
Net assets, end of year/period (000s)	$2,306		$1,786	$10	(7)
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(11)	2.78	% (4)	2.41%	2.23	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(12)	2.14	% (4)	2.00%	2.00	% (4)
Ratio of net investment income to average net assets (5)(6)	1.77	% (4)	1.91%	0.00	% (4)
Portfolio turnover rate	23	% (3)	13%	153	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(11)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.64	% (4)	2.41%	2.23	% (4)

(12)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00	% (4)	2.00%	2.00	% (4)

(13)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2022

1.	ORGANIZATION

The Anchor Risk Managed Credit Strategies Fund (“Credit Fund”), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”), Anchor Risk Managed Global Strategies Fund (“Global Fund”) and Anchor Risk Managed Municipal Strategies Fund (“Muni Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to seek to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Credit Fund commenced operations on September 29, 2015. The Equity Fund and Muni Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Equity Fund, Global Fund and Muni Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund and Muni Fund commenced operations on July 15, 2020. The Advisor Class of the Credit Fund commenced operations on September 11, 2020. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2022, for the Funds’ assets and liabilities measured at fair value:

Credit Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund*	$23,845,950	$—	$—	$23,845,950
Money Market Fund	25,534,080	—	—	25,534,080
Total Investments	$49,380,030	$—	$—	$49,380,030
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short*	$(23,989,000)	$—	$—	$(23,989,000)
Futures Contracts**	(4,258)	—	—	(4,258)
Total	$(23,993,258)	$—	$—	$(23,993,258)

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$179,530,570	$—	$—	$179,530,570
Money Market Fund	108,423,981	—	—	108,423,981
Total Investments	$287,954,551	$—	$—	$287,954,551
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(4,528,509)	$—	$—	$(4,528,509)
Total	$(4,528,509)	$—	$—	$(4,528,509)

Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Money Market Fund	$31,761,776	$—	$—	$31,761,776
Total Investments	$31,761,776	$—	$—	$31,761,776
Derivatives
Futures Contracts**	$146,298	$—	$—	$146,298
Total	$31,908,074	$—	$—	$31,908,074
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(494,875)	$—	$—	$(494,875)
Total	$(494,875)	$—	$—	$(494,875)

Muni Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Closed-End Funds*	$11,555,112	$—	$—	$11,555,112
Money Market Fund	3,201,528	—	—	3,201,528
Total Investments	$14,756,640	$—	$—	$14,756,640

The Funds did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for breakout by type.

**	Represents cumulative appreciation (depreciation) on futures contracts at February 28, 2022.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, a Fund is required to deposit, in a

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, a Fund may receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund is based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of February 28, 2022 as disclosed in each Fund’s Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended February 28, 2022, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

	Statements of		Statements of
	Assets	Statements of	Operations
	Unrealized	Liabilities	Net Change in	Statements of
	Appreciation	Unrealized	Unrealized	Operations Realized
	for Futures	(Depreciation) for	Appreciation on	Gain (Loss) from
Fund	Contracts *	Futures Contracts *	Futures Contracts #	Futures Contracts #
Credit Fund	$—	$(4,258)	$(97,975)	$(1,263,573)
Equity Fund	—	(4,528,509)	(7,231,294)	4,818,277
Global Fund	146,298	(494,875)	(1,234,465)	(3,153,038)
Muni Fund	—	—	—	—

#	Such figures can be found on the Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared quarterly by the Credit Fund, Equity Fund and Global Fund; and monthly by the

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

Muni Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2019 to August 31, 2021 or expected to be taken in the Funds’ August 31, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian and broker. As of February 28, 2022, the Credit Fund and Global Fund held $27,395,297 and $4,040,190, respectively, in cash at U.S. Bank, N.A. for Jefferies. The Credit Fund, Equity Fund, Global Fund and Muni Fund held $2,965,628, $43,505,832, $2,952,746, and $300,000 at Interactive Brokers.

4.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $182,684,261 and $195,208,267 respectively, for the Credit Fund; $0 and $0 respectively, for the Equity Fund; $0 and $0, respectively, for the Global Fund and $3,422,004 and $8,370,646, respectively, for the Muni Fund.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the six months ended February 28, 2022, the Funds incurred advisory fees of $414,080 for the Credit Fund; $2,633,584 for the Equity Fund; $307,083 for the Global Fund and $137,095 for the Muni Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended February 28, 2022, the Adviser waived fees of $412 for Credit Fund, $18,343 for the Global Fund and $54,510 for Muni Fund, which are subject to recapture by the Adviser. As of February 28, 2022, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August	Expires August	Expires August
	31, 2022	31, 2023	31, 2024
Credit Fund	$52,828	$40,107	$27,523
Global Fund	76,235	101,864	63,822
Muni Fund	69,495	57,485	84,334

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the six months ended February 28, 2022, $48,475, $215,477, $35,005, and $19,292 was incurred under the Plan for the Credit Fund, the Equity Fund, the Global Fund, and the Muni Fund, respectively.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended February 28, 2022, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at February 28, 2022 were as follows:

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Credit Fund	$49,433,118	12,825	$(65,913)	$(53,088)
Equity Fund	218,071,198	75,014,108	(5,130,755)	69,883,353
Global Fund	31,761,776	—	—	—
Muni Fund	15,176,603	35,314	(455,277)	(419,963)

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2021, and August 31, 2020, was as follows:

For the year ended August 31, 2021:
	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Credit Fund	$701,309	$2,213	$—	$—	$703,522
Equity Fund	—	—	—	—	—
Global Fund	348,367	688,691	—	—	1,037,058
Muni Fund	6,345	—	368,124	—	374,469

For the year ended August 31, 2020:
	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Credit Fund	$545,344	$—	$—	$16,249	$561,593
Equity Fund	13,921,177	1,027,209	—	—	14,948,386
Global Fund	942,628	—	—	—	942,628
Muni Fund	15,217	—	333,842	—	349,059

As of August 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Credit Fund	$—	$244,628	$955,050	$—	$—	$(1,503)	$149,637	$1,347,812
Equity Fund	—	—	—	(3,532,557)	—	—	84,363,694	80,831,137
Global Fund	—	634,284	3,747,364	—	—	—	—	4,381,648
Muni Fund	50,467	—	—	—	(2,970,090)	—	2,249,944	(669,679)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on the unamortized portion of organization expenses for tax purposes.

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes in Net Assets for the year ended August 31, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

Equalization
Portfolio	Utilized
Credit Fund	$2,213
Equity Fund	—
Global Fund	688,691
Muni Fund	—

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Credit Fund	$—
Equity Fund	3,532,557
Global Fund	—
Muni Fund	—

On August 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Carry Forward
	Short-Term	Long-Term	Total	Utilized
Credit Fund	$—	$—	$—	$—
Equity Fund	—	—	—	—
Global Fund	—	—	—	—
Muni Fund	2,970,090	—	2,970,090	426,808

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and equalization debits, resulted in reclassifications for the Funds for the year ended August 31, 2021, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Credit Fund	$2,213	$(2,213)
Equity Fund	(595,830)	595,830
Global Fund	688,691	(688,691)
Muni Fund	—	—

8.	LINE OF CREDIT

The Credit Fund and Muni Fund (“LOC Funds”) may borrow to meet repurchase requests. The LOC Funds are required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The LOC Funds had entered into a line of credit (“LOC”) agreement with U.S. Bank, N.A. which permits the LOC Funds to borrow at a rate, per annum, equal to the prime rate. During the six months ended February 28, 2022, the Muni Fund incurred $1,083 of interest expense which is included in margin interest expense on the Statements of Operations. Average borrowings and the average interest rate for the days the LOC was outstanding during the six months ended February 28, 2022, were $1,332,778 and 3.25%, respectively. The largest amount outstanding during the six months ended February 28, 2022, was $1,520,000. The Credit Fund did not utilize this joint uncommitted facility of $5,000,000 during the six months ended February 28, 2022. The LOC expires on August 1, 2022.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds listed below currently invest a portion of their assets in the corresponding investment companies. Each Fund may redeem its investment from the investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Credit Fund	iShares iBoxx High Yield Corporate Bond ETF	42.6%
	First American Government Obligations Fund, Class X	45.7%
	SPDR Bloomberg High Yield Bond ETF	(42.8)%
Equity Fund	Invesco QQQ Trust Series 1	41.6%
	First American Government Obligations Fund, Class X	33.2%
Global Fund	First American Government Obligations Fund, Class X	83.0%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invests in addition to the Funds’ direct fees and expenses.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 66%, 45%, 76% and 76% of the voting securities for the Credit Fund, the Equity Fund, the Global Fund and the Muni Fund, respectively. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

12.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anchor Funds
EXPENSE EXAMPLES (Unaudited)
February 28, 2022

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/21	2/28/22	Ratio	9/1/21–2/28/22*
Actual
Anchor Risk Managed Credit Strategies Fund- Advisor Class	$1,000.00	$942.50	3.61%	$17.38
Anchor Risk Managed Credit Strategies Fund-Institutional Class	$1,000.00	$941.50	3.89%	$18.74
Anchor Risk Managed Equity Strategies Fund-Advisor Class	$1,000.00	$943.70	1.83%	$8.82
Anchor Risk Managed Equity Strategies Fund- Institutional Class	$1,000.00	$942.90	2.08%	$10.02
Anchor Risk Managed Global Strategies Fund- Advisor Class	$1,000.00	$884.60	2.00%	$9.37
Anchor Risk Managed Global Strategies Fund- Institutional Class	$1,000.00	$882.70	2.25%	$10.50
Anchor Risk Managed Municipal Strategies Fund- Advisor Class	$1,000.00	$889.40	2.14%	$10.01
Anchor Risk Managed Municipal Strategies Fund- Institutional Class	$1,000.00	$887.10	2.38%	$11.16

Anchor Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
February 28, 2022

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/21	2/28/22	Ratio	9/1/21–2/28/22*
Hypothetical
(5% return before expenses)
Anchor Risk Managed Credit Strategies Fund- Advisor Class	$1,000.00	$1,006.90	3.61%	$17.96
Anchor Risk Managed Credit Strategies Fund- Institutional Class	$1,000.00	$1,005.48	3.89%	$19.36
Anchor Risk Managed Equity Strategies Fund- Advisor Class	$1,000.00	$1,015.72	1.83%	$9.15
Anchor Risk Managed Equity Strategies Fund- Institutional Class	$1,000.00	$1,014.48	2.08%	$10.38
Anchor Risk Managed Global Strategies Fund- Advisor Class	$1,000.00	$1,014.85	2.00%	$10.01
Anchor Risk Managed Global Strategies Fund- Institutional Class	$1,000.00	$1,013.64	2.25%	$11.23
Anchor Risk Managed Municipal Strategies Fund- Advisor Class	$1,000.00	$1,014.19	2.14%	$10.68
Anchor Risk Managed Municipal Strategies Fund- Institutional Class	$1,000.00	$1,012.97	2.38%	$11.90

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 28, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ANCHOR-SAR22

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/4/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/4/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/4/22